Revenue Disaggregation	9 Months Ended
Sep. 30, 2021
AutoLotto, Inc. [Member]
Revenue Disaggregation [Line Items]
Revenue Disaggregation

13.    Revenue Disaggregation

Revenue disaggregation consists of the following:

	Nine Months Ended September 30,
	2021	2020
	(unaudited)
Lottery Game Revenue	$6,372,896	$2,461,667
Other Associated Revenue	40,662,431	1,735,647
Total Revenue	$47,035,327	$4,197,314